Commodity Price Risk Activities - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2016 bbl_per_day DeliveryObligation bbl	Dec. 31, 2015 bbl_per_day Barrels_per_day Deliverables bbl
Derivative [Line Items]
Number of open physical obligations	0	0
Derivative Contracts, 2016
Derivative [Line Items]
Derivative contracts, aggregate volume		833,000
Derivative contracts, aggregate volume per day | Barrels_per_day		2,276
Derivative Contracts, 2017
Derivative [Line Items]
Derivative contracts, aggregate volume	547,600	365,100
Derivative contracts, aggregate volume per day | bbl_per_day	1,500	1,000
Derivative Contracts, remainder of 2016
Derivative [Line Items]
Derivative contracts, aggregate volume	232,550
Derivative contracts, aggregate volume per day | bbl_per_day	2,528